Derivative Instrument - Cash Flow Hedge (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedging [Member]
Derivative [Line Items]
Notional amount	$ 8,000	$ 8,000
Weighted average fixed pay rate	2.44%	2.44%
Weighted average variable receive rate	0.31%	0.55%
Weighted average maturity in years	3 years 0 months 0 days	4 years 0 months 0 days
Unrealized loss relating to interest rate swap	470	462
Collateral Already Posted, Aggregate Fair Value	$ 600	$ 600